Accounts Payable	12 Months Ended
Dec. 31, 2025
Accounts Payable [Abstract]
ACCOUNTS PAYABLE
NOTE 12:	ACCOUNTS PAYABLE

a.	Composition:

	December 31,
	2025	2024
	U.S. dollars in thousands

Trade payables	20	196
Accrued expenses	129	492
Deferred revenues	-	18
Employees and related	2	53
Other payables	-	31

	151	790

The carrying amount of accounts payable is a reasonable approximation of their fair value because the effect of discounting is immaterial.

b.	The carrying amount of accounts payable is denominated in the following currencies:

	December 31,
	2025	2024
	U.S. dollars in thousands

U.S. dollars	1	362
NIS (not linked to the Israeli CPI)	150	428

	151	790